Loans, financing, debentures and derivative financial instruments - Summary of Debentures (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Summary of loans debentures and finance leases [line items]
Original remuneration	CDI rate + 0.5% p.a.
Debenture one [member] | Debentures fifth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Maturity	Apr/24
Principal	R$ 352,361
Original remuneration	IPCA + 4.68%
Hedge instrument/swap	93.90%
Remuneration payment	Annually
Nominal amount payment	At maturity
Debenture two [member] | Debentures seventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Maturity	Oct/24
Principal	R$ 213,693
Original remuneration	IPCA + 4.34%
Hedge instrument/swap	97.30%
Remuneration payment	Annually
Nominal amount payment	At final maturity
Debenture three [member] | Debentures eighth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Maturity	Dec/25
Principal	R$ 240,000
Original remuneration	IPCA + 4.61%
Hedge instrument/swap	97.10%
Remuneration payment	Annually
Nominal amount payment	At final maturity
Debenture four [member] | Debentures first issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Maturity	Nov/24
Principal	R$ 90,000
Original remuneration	6.47%
Hedge instrument/swap	99.94%
Remuneration payment	Semiannually
Nominal amount payment	At final maturity
Debenture five [member] | Debentures first issue [member] | Ultracargo Solucoes Logística S.A.
Summary of loans debentures and finance leases [line items]
Maturity	Mar/28
Principal	R$ 360,000
Original remuneration	IPCA + 4.04%
Hedge instrument/swap	111.40%
Remuneration payment	Semiannually
Nominal amount payment	At final maturity
Debenture six [member] | Debentures second issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Maturity	Mar/28
Principal	R$ 100,000
Original remuneration	IPCA + 4.37%
Hedge instrument/swap	111.40%
Remuneration payment	Semiannually
Nominal amount payment	At final maturity
Debenture seven [member] | Debentures tenth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Maturity	Sept/28
Principal	R$ 960,000
Original remuneration	IPCA + 4.8287%
Hedge instrument/swap	102.75%
Remuneration payment	Semiannually
Nominal amount payment	At final maturity
Debenture eight [member] | Debentures eleventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Maturity	Jun/32
Principal	R$ 1,000,000
Original remuneration	IPCA + 6.0053%
Hedge instrument/swap	104.80%
Remuneration payment	Semiannually
Nominal amount payment	Annual from the 8th year
Debenture nine [member] | Debentures Twelth Issue [Member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Maturity	Jun/27
Principal	R$ 325,791
Original remuneration	11.17% p.a.
Hedge instrument/swap	105.10%
Remuneration payment	Quarterly
Nominal amount payment	At final maturity
Debenture ten [member] | Debentures Twelth Issue [Member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Maturity	Jun/27
Principal	R$ 292,209
Original remuneration	DI + 0.70% p.a.
Hedge instrument/swap	0.00%
Remuneration payment	Quarterly
Nominal amount payment	At final maturity
Debenture eleven [member] | Debentures Thirteenth Issue [Member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Maturity	Jul/27
Principal	R$ 200,000
Original remuneration	11.17% p.a.
Hedge instrument/swap	102.90%
Remuneration payment	Quarterly
Nominal amount payment	At final maturity
Debenture twelve [member] | Debentures Thirteenth Issue [Member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Maturity	Jul/27
Principal	R$ 200,000
Original remuneration	DI + 0.70% p.a.
Hedge instrument/swap	0.00%
Remuneration payment	Quarterly
Nominal amount payment	At final maturity
Debenture thirteen [member] | Debentures second issue [member] | Companhia Ultragaz S A [member]
Summary of loans debentures and finance leases [line items]
Maturity	Jul/27
Principal	R$ 455,000
Original remuneration	DI + 0.65% p.a.
Hedge instrument/swap	0.00%
Remuneration payment	Semiannually
Nominal amount payment	At final maturity
Debenture Fourteen [Member] | Debentures second issue [member] | Companhia Ultragaz S A [member]
Summary of loans debentures and finance leases [line items]
Maturity	Jul/29
Principal	R$ 245,000
Original remuneration	DI + 0.90% p.a.
Hedge instrument/swap	0.00%
Remuneration payment	Semiannually
Nominal amount payment	At final maturity
Debenture fifteen [member] | Debentures third issue [member] | Ultracargo Logística S.A.
Summary of loans debentures and finance leases [line items]
Maturity	Jul/34
Principal	R$ 80,000
Original remuneration	IPCA + 6.28%
Hedge instrument/swap	0.00%
Remuneration payment	Semiannually
Nominal amount payment	At final maturity